UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-22203

DMR MORTGAGE OPPORTUNITY FUND LP
(Exact name of registrant as specified in charter)

1800 Tysons Boulevard
Suite 200
McLean Virginia 22102
(Address of principal executive offices)

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, Delaware 19808
County of New Castle
(Name and address of agent for service)

Registrant’s telephone number, including area code: (703) 749-8283

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1.  Schedule of Investments

Schedule of Investments
September 30, 2008
(unaudited)

(U.S. Dollars)

Principal/ Notional	Description	Value
Fixed Income Securities 73.5%

	Residential Mortgage Backed Securities 54.4%
	Sub Prime Home Equity Floating Rate Securities 22.9%
$ 4,838,368	GSRPM Mortgage Loan Trust 2006-2 A1A 3.35% 09/25/2036	$ 1,590,581
7,750,000	Long Beach Mortgage Loan Trust 2006-11 2A4 3.44% 12/25/2036	3,453,426
7,687,293	Morgan Stanley Capital 2006-NC2 A2D 3.50% 02/25/2036	3,718,728
14,500,000	Home Equity Asset Trust 2006-6 2A4 3.45% 11/25/2036	3,190,000
10,000,000	Home Equity Asset Trust 2007-2 2A4 3.58% 07/25/2037	2,475,000
12,000,000	BNC Mortgage Loan Trust 2007-4 A2 4.71% 11/25/2037	2,865,000
5,000,000	Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2D 3.46% 06/25/2037	2,340,138
	Total Sub Prime Home Equity Floating Rate Securities (cost $19,944,564)	19,632,873

	Sub Prime Home Equity Fixed Rate Securities 1.8%
34,195,000	UCFC Home Equity Loan 1998-C A7 5.94% 01/15/2030	1,547,652
	Total Sub Prime Home Equity Fixed Rate Securities (cost $1,583,590)	1,547,652

	Alt-A Home Equity Floating Rate Securities 21.4%
11,580,000	Merrill Lynch Mortgage Investors Trust 2006-A1 2A1 6.13% 03/25/2036	4,390,728
20,956,000	Merrill Lynch Mortgage Investors Trust 2006-A1 2A2 6.13% 03/25/2036	5,015,768
12,000,000	Structured Adjustable Rate Mortgage 2005-23 1A3 5.45% 01/25/2036	5,231,037
4,177,990	Morgan Stanley Loan Trust 2007-14AR 6A1 6.47% 11/25/2037	2,289,371
3,573,000	Countrywide Home Loans 2006-HYB1 1A1 5.34% 03/20/2036	1,411,936
	Total Alt-A Home Equity Floating Rate Securities (cost $19,096,339)	18,338,840

	Option ARM Floating Rate Securities 8.3%
12,200,000	Structured Asset Mortgage Investment Trust 2007-AR3 1A3 3.44% 09/25/2047	4,168,115
12,000,000	Greenpoint Mortgage Funding Trust 2007-AR1 3A3 3.42% 02/25/2037	2,928,000
	Total Option ARM Floating Rate Securities (cost $7,206,276)	7,096,115
	Total Residential Mortgage Backed Securities (cost $47,830,769)	46,615,481

	Commerical Mortage Backed Securities 18.2%
	Commerical Real Esate Collateralized Debt Obligations 15.6%
3,000,000	Crest Ltd 2003-1A D2 7.33% 05/28/2038	1,841,189
7,000,000	Crest Ltd 2003-1A C1 4.56% 05/28/2038	4,556,620

2,500,000	Crest Ltd 2003-1A D1 6.31% 05/28/2038	1,505,123
5,000,000	LNR Collateralized Debt Obligation 2002-1A DFX 6.73% 07/24/2037	3,000,000
10,000,000	Ansonia CDO Ltd 2006-1A B 5.81% 07/28/2046	2,500,000
	Total Commerical Real Estate Debt Obligations (cost $16,652,167)	13,402,932

	Other Commerical Mortgage Backed Fixed Rate Securities 2.6%
5,000,000	G-Force LLC 2005-RR2 A4B 5.42% 12/25/2039	2,197,050
	Total Other Commercial Mortgage Backed Fixed Rate Securities (cost $2,671,414)	2,197,050
	Total Commerical Mortage Backed Securities (cost $19,323,581)	15,599,982

	Corporate Credit Securities .9%
2,000,000	Capmark Financial Group 05/10/12 5.87% 05/10/2012	760,000
	Total Corporate Credit Securities (cost $1,685,366)	760,000

	Total Fixed Income Securities (cost $68,839,715)	62,975,463

	Short-Term Investments 26.5%
	LaSalle Enhanced Liquidity Management Time Deposit 2.96%	22,763,246
	Total Short-Term Investments (cost $22,763,246)	22,763,246

	Total Investments (cost $91,602,962)	$ 85,738,709

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COMPANY NAME

By:     /s/ William P. Callan, Jr.
       President and Chief Executive Officer)

Date:  November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Lester Guillard III
        Vice President and Chief Financial Officer

Date:   November 24, 2008